FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, April 30,2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106     4269 85180.000SH       SOLE                74670.000         10510.000
                                                                25  500.000 SH       OTHER                                   500.000
Alcoa                          COM              013817101     6058 174625.175SH      SOLE               151590.175         23035.000
Allstate Corp.                 COM              020002101     6848 150645.000SH      SOLE               131570.000         19075.000
                                                                45 1000.000 SH       OTHER                                  1000.000
American International Group   COM              026874107      223 3124.000 SH       SOLE                 1762.000          1362.000
Applied Materials, Inc.        COM              038222105      235 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     5341 821700.000SH      SOLE               718200.000        103500.000
BP PLC-Spons ADR               COM              055622104      267 5212.576 SH       SOLE                 4416.576           796.000
Barrick Gold Corp.             COM              067901108     3521 148075.000SH      SOLE               144275.000          3800.000
Baxter International           COM              071813109     6509 210705.000SH      SOLE               185230.000         25475.000
                                                                37 1200.000 SH       OTHER                                  1200.000
Berkshire Hathaway Cl B        COM              084670207      274   88.000 SH       SOLE                   20.000            68.000
Carnival Corp New              COM              143658300     7093 157945.000SH      SOLE               138715.000         19230.000
                                                                49 1100.000 SH       OTHER                                  1100.000
Citigroup, Inc.                COM              172967101     8542 165223.000SH      SOLE               145738.000         19485.000
                                                                52 1000.000 SH       OTHER                                  1000.000
Clarcor, Inc.                  COM              179895107     1656 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     6116 125055.000SH      SOLE               108905.000         16150.000
                                                                34  700.000 SH       OTHER                                   700.000
Coca-Cola Company              COM              191216100      364 7230.000 SH       SOLE                   60.000          7170.000
Colgate Palmolive              COM              194162103      671 12185.000SH       SOLE                 8985.000          3200.000
Comerica Inc                   COM              200340107      871 16033.000SH       SOLE                 9325.000          6708.000
                                                               568 10448.000SH       OTHER                                 10448.000
DPL Inc                        COM              233293109      205 10918.000SH       SOLE                10918.000
Deere & Co                     COM              244199105     7238 104435.000SH      SOLE                92255.000         12180.000
Equity Office Properties Trust COM              294741103     4982 172431.000SH      SOLE               156193.000         16238.000
                                                                32 1100.000 SH       OTHER                                  1100.000
Equity Residential             COM              29476L107      645 21600.000SH       SOLE                12800.000          8800.000
Exxon Mobil Corporation        COM              302316102     1423 34212.000SH       SOLE                23250.000         10962.000
                                                                50 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109     6285 84527.000SH       SOLE                74322.000         10205.000
                                                                19  250.000 SH       OTHER                                   250.000
Fifth Third Bancorp            COM              316773100      316 5705.072 SH       SOLE                 5705.072
General Electric               COM              369604103     1632 53456.848SH       SOLE                29956.848         23500.000
                                                                73 2400.000 SH       OTHER                                  2400.000
General Mills                  COM              370334104     5991 128335.000SH      SOLE               112135.000         16200.000
                                                                48 1025.000 SH       OTHER                                  1025.000
Gentex Corp                    COM              371901109      221 5100.000 SH       SOLE                 4800.000           300.000
Global SanteFe Corp            COM              G3930E101      642 23125.000SH       SOLE                19525.000          3600.000
HCA Inc.                       COM              404119109     5792 142580.000SH      SOLE               125670.000         16910.000
                                                                32  800.000 SH       OTHER                                   800.000
Harley-Davidson Inc            COM              412822108     6404 120067.000SH      SOLE               105392.000         14675.000
                                                                39  725.000 SH       OTHER                                   725.000
Henry Schein Inc.              COM              806407102     4183 58680.000SH       SOLE                51685.000          6995.000
Hewlett Packard Company        COM              428236103     5986 262081.378SH      SOLE               236094.378         25987.000
                                                                37 1600.000 SH       OTHER                                  1600.000
Hibernia Corp Class A          COM              428656102     1581 67300.000SH       SOLE                49425.000         17875.000
Home Depot                     COM              437076102     6256 167452.425SH      SOLE               148567.425         18885.000
                                                                29  775.000 SH       OTHER                                   775.000
Huntington Bancshares Inc.     COM              446150104      266 12092.605SH       SOLE                12092.605
IBM                            COM              459200101     2476 26961.743SH       SOLE                21871.743          5090.000
Intel Corp                     COM              458140100      414 15203.183SH       SOLE                11703.183          3500.000
                                                                59 2175.000 SH       OTHER                                  2175.000
JP Morgan Chase & Co.          COM              46625H100     6612 157607.000SH      SOLE               137422.000         20185.000
                                                                38  900.000 SH       OTHER                                   900.000
Johnson & Johnson              COM              478160104     5676 111904.598SH      SOLE                97919.598         13985.000
                                                                49  975.000 SH       OTHER                                   975.000
L-3 Communications Holdings    COM              502424104     6989 117495.000SH      SOLE               103275.000         14220.000
McDonalds Corp                 COM              580135101     7164 250745.000SH      SOLE               220700.000         30045.000
                                                                43 1500.000 SH       OTHER                                  1500.000
Medtronic Inc                  COM              585055106      372 7800.000 SH       SOLE                 7800.000
Merck & Company                COM              589331107      426 9650.000 SH       SOLE                 2850.000          6800.000
Nabors Industries Ltd          COM              G6359f103     3944 86205.000SH       SOLE                77085.000          9120.000
Newmont Mining Corp.           COM              651639106     3454 74072.000SH       SOLE                58387.000         15685.000
                                                                47 1000.000 SH       OTHER                                  1000.000
Noble Corp                     COM              G65422100     1012 26350.000SH       SOLE                22925.000          3425.000
Pfizer                         COM              717081103     6659 189987.622SH      SOLE               152312.622         37675.000
                                                                28  800.000 SH       OTHER                                   800.000
Quest Diagnostics              COM              74834L100     6879 83055.000SH       SOLE                72975.000         10080.000
Royal Dutch Petroleum          COM              780257705      400 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      276 11230.000SH       SOLE                 8444.000          2786.000
Schering Plough                COM              806605101      305 18800.000SH       SOLE                13600.000          5200.000
Shell Transport & Trading      COM              822703609     5419 135790.000SH      SOLE               118815.000         16975.000
                                                                15  375.000 SH       OTHER                                   375.000
Sovereign Bancorp, Inc.        COM              845905108     4146 193550.000SH      SOLE               177400.000         16150.000
Stryker Corp                   COM              863667101      482 5450.000 SH       SOLE                 5150.000           300.000
Suncor Energy Inc.             COM              867229106     4371 159800.000SH      SOLE               138825.000         20975.000
Transocean, Inc.               COM              G90078109     3113 111606.000SH      SOLE                98011.000         13595.000
                                                                20  700.000 SH       OTHER                                   700.000
Tyco International Ltd New     COM              902124106     5509 192288.072SH      SOLE               173243.072         19045.000
                                                                37 1300.000 SH       OTHER                                  1300.000
Verizon Communications         COM              92343V104     6313 172756.000SH      SOLE               149850.000         22906.000
                                                                16  425.000 SH       OTHER                                   425.000
W.R. Berkley Corp.             COM              084423102     5847 146616.000SH      SOLE               130582.000         16034.000
WalMart Stores                 COM              931142103      522 8752.510 SH       SOLE                 8752.510
Walgreen Co.                   COM              931422109      247 7500.000 SH       SOLE                 7500.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $209,451